UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

Deutsche Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Daily Assets Fund

	Principal Amount ($)	Value ($)
Repurchase Agreements 34.1%
BNP Paribas, 0.46%, dated 9/30/2016, to be repurchased at $4,000,153 on 10/3/2016 (a)	4,000,000	4,000,000
JPMorgan Securities, Inc., 0.52%, dated 9/30/2016, to be repurchased at $3,000,130 on 10/3/2016 (b)	3,000,000	3,000,000
Merrill Lynch & Co., Inc., 0.48%, dated 9/30/2016, to be repurchased at $4,000,160 on 10/3/2016 (c)	4,000,000	4,000,000
Wells Fargo Bank, 0.5%, dated 9/30/2016, to be repurchased at $4,000,167 on 10/3/2016 (d)	4,000,000	4,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,000,000) †	34.1	15,000,000
Other Assets and Liabilities, Net	65.9	29,021,293
Net Assets	100.0	44,021,293

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $15,000,000.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bill	Zero Coupon	12/15/2016	100
200	U.S. Treasury Inflation-Indexed Note	2.375	1/15/2017	242
4,040,500	U.S. Treasury Note	1.125	6/15/2018	4,079,672
Total Collateral Value				4,080,014

(b)	Collateralized by $2,889,357 Federal Home Loan Mortgage Corp., with the various coupon rates from 2.736%-3.15%, with various maturity dates on 10/1/2035-5/1/2040 with a value of $3,060,087.
(c)	Collateralized by $3,840,200 U.S. Treasury Inflation-Indexed Note, 0.125%, maturing on 4/15/2017 with a value of $4,080,033.
(d)	Collateralized by $3,907,856 Federal National Mortgage Association, 3.0%, maturing on 7/1/2046 with a value of $4,080,000.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$ —	$ 15,000,000	$ —	$ 15,000,000

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund, a series of Deutsche Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016